Operating Leases (Tables)	6 Months Ended
Jun. 30, 2026
Operating leases [Abstract]
Schedule of Operating Leases

The following component of lease cost are included in the Company’s unaudited consolidated statements of operations and comprehensive income (loss):

	For the six months ended June 30, 2025	For the six months ended June 30, 2026
	(Unaudited) RMB	(Unaudited) RMB
Operating lease cost	722,427	699,002
Short-term lease cost	45,425	123,600
Total lease cost	767,852	822,602

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2026
	(Unaudited) RMB	(Unaudited) RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	771,553	602,088

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Weighted average remaining lease term of operating leases (years)	2.83	2.73
Weighted average discount rate of operating leases	6.24%	6.24%

Schedule of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of June 30, 2026:

Years Ended December 31,	Lease Payment
(Unaudited)
RMB
Remaining of 2026	1,222,839
2027	2,458,767
2028	1,863,223
2029	630,567
Thereafter	—
Total lease payments	6,175,396
Less: imputed interest	(386,425)
Total lease liabilities	5,788,971
Less: current portion	(2,372,382)
Non-current lease liabilities	3,416,589